Loan and Lease Operations - Summary of Loan Operations and Lease Operations by Type (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 822,590	R$ 714,104
Provision for Expected Loss	(44,316)	(48,322)
Total loans and lease operations, net of Expected Credit Loss	778,274	665,782
Corporate [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	135,034	134,521
Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	149,970	121,955
Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	205,050	202,145
Individuals [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	332,536	255,483
Individuals [member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	29,621	23,290
Individuals [member] | Credit card [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	112,809	87,073
Individuals [member] | Personal loan [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	42,235	35,346
Individuals [member] | Payroll loans [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	63,416	55,508
Individuals [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 84,455	R$ 54,266